Schedule of common share purchase warrants and compensation options outstanding (Details) - USD ($)					9 Months Ended
	Jul. 11, 2025	May 26, 2025	Jan. 28, 2025	Jan. 06, 2025	Sep. 30, 2026	Sep. 25, 2025
IfrsStatementLineItems [Line Items]
Number outstanding & exercisable					34,246,577	34,246,577
Fair Value					$ 3,325,342
Expected volatility	143.00%	143.00%	150.00%	151.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	3.03%	2.92%	2.89%	2.96%
Warrant liability [member]
IfrsStatementLineItems [Line Items]
Number outstanding & exercisable					34,246,577
Grant date					26-Sep-25
Expiry date					Sep. 26, 2028
Exercise price					$ 2.63
Fair Value					$ 3,325,342
Share price					$ 0.49
Expected volatility					103.60%
Expected life					2
Expected dividend yield					0.00%
Risk-free interest rate					4.98%